Provisions, contingent liabilities and other liabilities - Provision for remediation and mine closure (Details) - Sociedads Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Beginning balance	$ 231,451
Final balance	219,366	$ 231,451
Provision for remediation and mine closures [Member]
Provisions
Beginning balance	222,910	237,543
Accretion expense	4,566	3,715
Changes in estimates, (see Note 7)	(17,812)	(18,271)
Progressive mine closure payments in hydrometallurgy process	0	(87)
Exchange rate effect	(4)	10
Final balance	$ 209,660	$ 222,910